SUBSEQUENT EVENTS (FY) (Details) - USD ($)					5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2022	May 12, 2022	Mar. 31, 2022	Jan. 25, 2022	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 16, 2022
Extension Placement Warrants [Abstract]
Advances from related party					$ 300,000	$ 1,680,000	$ 0	$ 0
Sponsor [Member] | Convertible Promissory Note [Member]
Extension Placement Warrants [Abstract]
Advances from related party	$ 200,000	$ 430,000	$ 300,000	$ 750,000
Sponsor [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Extension Placement Warrants [Abstract]
Advances from related party				$ 750,000
Sponsor [Member] | Working Capital Loans [Member] | Convertible Promissory Note [Member]
Extension Placement Warrants [Abstract]
Principal amount									$ 2,000,000
Sponsor [Member] | Working Capital Loans [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Extension Placement Warrants [Abstract]
Principal amount									$ 2,000,000